Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Risk and Uncertainty
The following presents investments that represent 10 percent or more of the Plan's net assets available as of December 31:

	2025		2024
	Amount	Percent of net assets	Amount	Percent of net assets
Fidelity 500 Index Fund	$99,376,462	10%	**	**
Knife River Common Stock*	**	**	89,044,385	11%
Vanguard Institutional Index Fund	**	**	84,442,591	10%
* Indicates a party-in-interest investment.
** Investment did not represent 10 percent or more of the Plan's net assets available for benefits.